Restricted cash and cash equivalents	12 Months Ended
Mar. 31, 2022
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Restricted cash and cash equivalents
20. Restricted cash and cash equivalents
Restricted cash and cash equivalents consist of the following:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cash at banks 1	1,025	4,674	62

	1,025	4,674	6 2

1.
Cash at banks is restricted in use as it relates to unclaimed dividends of
₹
 1,006 million and
₹
 4,654 million ($ 61 million) as at March 31, 2021 and March 31, 2022
,
respectively. It also includes earmarked escrow amount of
₹
 19 million and
₹
 20 million ($ 0 million) which relates to unclaimed redeemable preference shares as at March 31, 2021 and March 31, 2022
,
respectively.